CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Revenues
Admissions	$ 418,694	$ 409,020		$ 548,632	$ 1,765,388	$ 1,847,327
Food and beverage	200,524	181,764		229,739	797,735	786,912
Other theatre	33,906	31,974		33,121	132,267	115,189
Total revenues	653,124	622,758		811,492	2,695,390	2,749,428
Operating costs and expenses
Film exhibition costs	223,088	212,100		291,561	934,246	976,912
Food and beverage costs	28,508	25,123		30,545	111,991	107,325
Operating expense	187,258	179,693		230,434	733,338	726,641
Rent	117,921	114,944		143,374	455,239	451,828
General and administrative:
Merger, acquisition and transaction costs	1,578	362		3,366	1,161	2,883
Other	4,941	18,220		29,110	64,873	97,288
Depreciation and amortization	57,777	54,777		71,633	216,321	197,537
Operating costs and expenses	621,071	605,219		800,023	2,520,318	2,560,414
Operating income (loss)	32,053	17,539		11,469	175,072	189,014
Other expense (income)
Other income		(4,229)		49	(8,344)	(1,415)
Interest expense:
Corporate borrowings	26,079	29,658		45,259	111,072	129,963
Capital and financing lease obligations	2,373	2,525		1,873	9,867	10,264
Equity in (earnings) losses of non-consolidated entities	(1,324)	5,384		2,480	(26,615)	(47,435)
Investment income	(5,143)	(7,857)		290	(8,145)	(2,084)
Total other expense	21,985	25,481		49,951	77,835	89,293
Earnings (loss) from continuing operations before income taxes	10,068	(7,942)		(38,482)	97,237	99,721
Income tax provision (benefit)	3,930	(3,100)		3,500	33,470	(263,383)
Earnings (loss) from continuing operations	6,138	(4,842)		(41,982)	63,767	363,104
Gain from discontinued operations, net of income taxes		334		(688)	313	1,296
Net earnings (loss)	6,138	(4,508)	(42,670)	(42,670)	64,080	364,400
Consolidating Adjustments
Other expense (income)
Equity in (earnings) loss of subsidiaries	2,891	(8,422)		(48,895)	49,496	348,044
Interest expense:
Corporate borrowings	(34,837)	(39,704)		(61,166)	(149,548)	(174,033)
Investment income	34,837	39,704		61,166	149,548	174,033
Total other expense	2,891	(8,422)		(48,895)	49,496	348,044
Earnings (loss) from continuing operations before income taxes	(2,891)	8,422		48,895	(49,496)	(348,044)
Earnings (loss) from continuing operations		8,422		48,895	(49,496)	(348,044)
Net earnings (loss)	(2,891)	8,422		48,895	(49,496)	(348,044)
AMCE
Operating costs and expenses
Operating expense	68	(80)
General and administrative:
Operating costs and expenses	68	(80)
Operating income (loss)	(68)	80
Other expense (income)
Equity in (earnings) loss of subsidiaries	(3,186)	7,968
Interest expense:
Corporate borrowings	26,017	29,618
Investment income	(29,037)	(32,998)
Total other expense	(6,206)	4,588
Earnings (loss) from continuing operations before income taxes	6,138	(4,508)
Earnings (loss) from continuing operations		(4,508)
Net earnings (loss)	6,138	(4,508)
Subsidiary Guarantors
Revenues
Admissions	417,689	407,946
Food and beverage	200,108	181,317
Other theatre	33,779	31,906
Total revenues	651,576	621,169
Operating costs and expenses
Film exhibition costs	222,628	211,632
Food and beverage costs	28,424	25,005
Operating expense	186,352	178,818
Rent	117,484	114,470
General and administrative:
Merger, acquisition and transaction costs	1,578	362
Other	4,940	18,219
Depreciation and amortization	57,754	54,749
Operating costs and expenses	619,160	603,255
Operating income (loss)	32,416	17,914
Other expense (income)
Equity in (earnings) loss of subsidiaries	295	454
Other income		(4,229)
Interest expense:
Corporate borrowings	34,899	39,744
Capital and financing lease obligations	2,373	2,525
Equity in (earnings) losses of non-consolidated entities	(1,324)	5,384
Investment income	(10,943)	(14,562)
Total other expense	25,300	29,316
Earnings (loss) from continuing operations before income taxes	7,116	(11,402)
Income tax provision (benefit)	3,930	(3,100)
Earnings (loss) from continuing operations		(8,302)
Gain from discontinued operations, net of income taxes		334
Net earnings (loss)	3,186	(7,968)
Subsidiary Non-Guarantors
Revenues
Admissions	1,005	1,074
Food and beverage	416	447
Other theatre	127	68
Total revenues	1,548	1,589
Operating costs and expenses
Film exhibition costs	460	468
Food and beverage costs	84	118
Operating expense	838	955
Rent	437	474
General and administrative:
Other	1	1
Depreciation and amortization	23	28
Operating costs and expenses	1,843	2,044
Operating income (loss)	(295)	(455)
Interest expense:
Investment income		(1)
Total other expense		(1)
Earnings (loss) from continuing operations before income taxes	(295)	(454)
Earnings (loss) from continuing operations		(454)
Net earnings (loss)	$ (295)	$ (454)